Acquisitions and other transactions (Details) $ in Millions				3 Months Ended	8 Months Ended	9 Months Ended
	Oct. 19, 2018 USD ($)	Feb. 28, 2018 AUD ($) item	Jan. 19, 2018 USD ($) $ / oz item oz	Sep. 30, 2018 USD ($)	Oct. 23, 2018 USD ($) Y	Sep. 30, 2018 USD ($)	Feb. 20, 2018 USD ($)	Dec. 31, 2017 USD ($)
SCOOP and STACK, Oklahoma | Asset acquisition subsequent to year-end
Acquisitions
Value of contribution to be made by entity					$ 218.5
Value of royalties generated by the acquired assets					3.7
net value of contribution to be made by entity					$ 214.8
The number of years of annual spending amounts | Y					3
The number of years of annual spending amounts for Continental Resources, Inc. | Y					3
SCOOP and STACK, Oklahoma | Asset acquisition subsequent to year-end | Bottom
Acquisitions
Amount of expected contribution to be made in remainder of 2018					$ 35.0
SCOOP and STACK, Oklahoma | Asset acquisition subsequent to year-end | Top
Acquisitions
Value of annual spending amount					300.0
Value of contribution to be made by Continental Resources, Inc.					75.0
Amount of expected contribution to be made in remainder of 2018					$ 55.0
Amended and restated Cobre Panama Agreement
Acquisitions
Percentage of the project covered by the amended and restated agreement (as a percent)			100.00%
Ownership percentage of the project by First Quantum (as a percent)			90.00%
Ownership percentage of project by KORES (as a percent)			10.00%
Number of distinct precious metals streams | item			2
Capitalized costs for the project						$ 1,337.8
Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Acquisitions
First Quantum's initial interest percent in original stream (as a percent)			80.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz			418
Payment for each ounce of silver (in dollars per ounce) | $ / oz			6.27
The annual inflation factor rate (as a percent)			1.50%
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold | oz			1,341,000
Maximum ounces of silver on which on-going price of spot price is payable | oz			21,500,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered			50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered			50.00%
Deposit funded on a pro-rata basis			33.33%
Amount funded by the company				$ 88.4		247.8
Cumulative amount funded by the company				$ 974.4		$ 974.4
Amended and restated Cobre Panama Agreement - Fixed Payment Stream | Top
Acquisitions
Deposit provided to acquiree			$ 1,000.0
Amended and restated Cobre Panama Agreement - Fixed Payment Stream | Asset acquisition subsequent to year-end
Acquisitions
Amount funded by the company	$ 25.6
Cumulative amount funded by the company	1,000.0
Amended and restated Cobre Panama Agreement - Fixed Payment Stream | Asset acquisition subsequent to year-end | Top
Acquisitions
Deposit provided to acquiree	$ 1.0
Amended and restated Cobre Panama Agreement - Floating Payment Stream
Acquisitions
First Quantum additional interest percent in project acquired from LS-Nikko Copper Inc. (as a percent)			10.00%
KORES interest percent in project (as a percent)			10.00%
Percentage of spot price of gold and silver on which on-going price is paid			20.00%
Maximum ounces of gold on which on-going price of spot price is payable | oz			604,000
Maximum ounces of silver on which on-going price of spot price is payable | oz			9,618,000
Percentage of spot price of gold and silver on which on-going price is paid after maximum ounces have been delivered			50.00%
Amount funded by the company			$ 356.0
Bowen Basin Coal Royalties, Australia
Acquisitions
Number of additional exploration tenements | item		33
Cash transferred		$ 4,200,000
Royalty rate per tonne		$ 0.10
U.S. Oil & Gas Royalties - Delaware Texas
Acquisitions
Consideration transferred							$ 101.3
Deposit provided to acquiree								$ 11.0